Share-based payments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Information about Awards Granted

The Group uses separate option pricing models and assumptions depending on the plan. The following table sets out information about awards granted in 2018, 2017 and 2016:

	APP			LTIP
	Binomial valuation model			Monte Carlo Simulation and Binomial valuation model
	2018	2017	2016	2018	2017	2016
Weighted average share price	4,645.0p	3,781.0p	2,725.0p	4,774.0p	4,300.0p	2,846.0p
Expected dividend yield	n/a	n/a	n/a	2.27%	2.05%	2.55%
Risk-free interest rate				0.84%	0.10%	0.36%
Volatility[a]				25%	24%	24%
Term (years)	3.0	3.0	3.0	3.0	3.0	3.0

[a]	The expected volatility was determined by calculating the historical volatility of the Company’s share price corresponding to the expected life of the share award.

Summary of Movements in Awards Outstanding Under the Schemes

Movements in the awards outstanding under the schemes are as follows:

	APP	LTIP
	Number of shares thousands	Performance-related awards Number of shares thousands	Restricted stock units Number of shares thousands
Outstanding at 1 January 2016	689	5,275	—
Granted	336	889	467
Vested	(229)	(915)	—
Share capital consolidation	(104)	—	—
Lapsed or cancelled	(7)	(1,048)	(18)

Outstanding at 31 December 2016	685	4,201	449
Granted	235	280	525
Vested	(263)	(928)	—
Share capital consolidation	(21)	—	—
Lapsed or cancelled	(20)	(1,160)	(58)

Outstanding at 31 December 2017	616	2,393	916
Granted	176	257	527
Vested	(199)	(702)	—
Lapsed or cancelled	(2)	(860)	(142)

Outstanding at 31 December 2018	591	1,088	1,301

Fair value of awards granted during the year (cents)
2018	6,066.21	4,748.67	5,965.97
2017	4,959.3	4,133.2	5,251.0
2016	3,671.9	1,768.0	3,624.5

Weighted average remaining contract life (years)
At 31 December 2018	1.0	0.8	1.2
At 31 December 2017	1.2	0.6	1.7
At 31 December 2016	1.2	0.9	2.2